Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, Total	$ 500,712	$ 473,931
Less: accumulated amortization	(190,962)	(177,146)
Intangible assets, net	309,750	296,785
Land use rights [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, Total	260,653	252,561
Trademark [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, Total	218,179	200,169
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, Total	$ 21,880	$ 21,201